Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Contract Liabilities
Schedule of contract liabilities

	December 31, 2018
			Enyo
(in thousands of euros)	BI	AbbVie	Parma	Total
Short‑term contract liabilities	436	15	97	548
Long‑term contract liabilities	1,673	—	—	1,673
Total contract liabilities	2,109	15	97	2,221
Revenue to be recognized(1)	7,718	100	97	7,915

(1)

The revenue to be recognized corresponds to the remaining highly probable revenue to be recognized on the existing contracts until their completion. Milestones and royalties that are not assessed highly probable are not included.